As filed with the Securities and Exchange Commission on June 29, 2001


                                         Securities Act Registration No. 2-99752
                                Investment Company Act Registration No. 811-4384


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
         Pre-Effective Amendment No.                                   [ ]
                                     ------
         Post-Effective Amendment No. 24                               [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
         Amendment No. 24                                              [X]

                        (Check appropriate box or boxes)

                          STRONG EQUITY FUNDS II, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
      Menomonee Falls, Wisconsin                                         53051
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400
                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):

                  [X] immediately upon filing pursuant to paragraph (b) of Rule 485
                  [ ] on (date) pursuant to paragraph (b) of Rule 485
                  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
                  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
                  [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
                  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

                  [ ] this post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 29th day of June, 2001.


                                  STRONG EQUITY FUNDS II, INC.
                                  (Registrant)

                                  By: /s/ Elizabeth N. Cohernour
                                  ----------------------------------------------
                                        Elizabeth N. Cohernour
                                        Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

NAME                                                  TITLE                                  DATED AS OF

/s/ Richard S. Strong                                Chairman of the Board                  June 29, 2001
----------------------------------------             (Principal Executive Officer)
Richard S. Strong                                    and a Director



/s/ John W. Widmer                                   Treasurer                              June 29, 2001
----------------------------------------             (Principal Financial and
John W. Widmer                                       Accounting Officer)

                                                     Director                               June 29, 2001
----------------------------------------
Marvin E. Nevins*


                                                     Director                               June 29, 2001
----------------------------------------
Willie D. Davis*


                                                     Director                               June 29, 2001
----------------------------------------
William F. Vogt*


                                                     Director                               June 29, 2001
----------------------------------------
Stanley Kritzik*


                                                     Director                               June 29, 2001
----------------------------------------
Neal Malicky*



* Susan A. Hollister signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A.


                                          By: /s/ Susan A. Hollister
                                          --------------------------------------
                                                Susan A. Hollister

                                  EXHIBIT INDEX

                                                                                                    EDGAR
EXHIBIT NO.                    EXHIBIT                                                            EXHIBIT NO.
-----------                    -------                                                            -----------

(g)                  Custodian and Remote Access Agreement                                         EX-99.g
